Related Party Transactions - Schedule of Compensation Paid or Payable to Key Management for Employee Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 1,614	$ 239
Share-based compensation	1,947	2,454
Key management compensation	$ 3,561	$ 2,693